SHARE-BASED PAYMENTS - Share-based Payments Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total carrying amount of liabilities for cash-settled arrangements (Note 25)	$ 40.2	$ 25.1
Share-Based Payment Arrangements, Current Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related to equity-settled compensation plans	6.1	5.0
Expense related to cash-settled compensation plans	21.9	(1.8)
Total expense recognized as compensation expense	$ 28.0	$ 3.2